Annual Fund Operating Expenses - Eaton Vance Municipals Trust	Sep. 30, 2025
Eaton Vance California Municipal Opportunities Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.41%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.02%
Component2 Other Expenses	0.09%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.77%
Eaton Vance California Municipal Opportunities Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.41%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.02%
Component2 Other Expenses	0.09%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	1.52%
Eaton Vance California Municipal Opportunities Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.41%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.02%
Component2 Other Expenses	0.09%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.52%
Eaton Vance Massachusetts Municipal Income Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%
Distribution and Service (12b-1) Fees	0.20%
Component1 Other Expenses	0.09%
Component2 Other Expenses	0.17%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	0.82%
Eaton Vance Massachusetts Municipal Income Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%
Distribution and Service (12b-1) Fees	0.95%
Component1 Other Expenses	0.09%
Component2 Other Expenses	0.17%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	1.57%
Eaton Vance Massachusetts Municipal Income Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.09%
Component2 Other Expenses	0.17%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	0.62%
Eaton Vance National Municipal Income Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.05%
Component2 Other Expenses	0.07%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.69%
Eaton Vance National Municipal Income Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.05%
Component2 Other Expenses	0.07%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	1.44%
Eaton Vance National Municipal Income Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.05%
Component2 Other Expenses	0.07%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.44%
Eaton Vance New York Municipal Income Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.41%
Distribution and Service (12b-1) Fees	0.20%
Component1 Other Expenses	0.14%
Component2 Other Expenses	0.12%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	0.87%
Eaton Vance New York Municipal Income Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.41%
Distribution and Service (12b-1) Fees	0.95%
Component1 Other Expenses	0.14%
Component2 Other Expenses	0.13%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	1.63%
Eaton Vance New York Municipal Income Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.41%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.14%
Component2 Other Expenses	0.12%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	0.67%
Eaton Vance Ohio Municipal Income Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.20%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.16%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	0.89%
Eaton Vance Ohio Municipal Income Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.95%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.16%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	1.64%
Eaton Vance Ohio Municipal Income Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.16%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	0.69%